Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Total equity attributable to the shareholders of the Company USD ($)	Share capital USD ($) shares	Share capital Euronav share acquisition USD ($)	Additional paid in capital USD ($)	Additional paid in capital Euronav share acquisition USD ($)	Contributed surplus USD ($)	Accumulated other reserves USD ($)	Retained earnings (deficit) USD ($)	Non-controlling interest USD ($)
Outstanding shares, beginning of period (in shares) at Dec. 31, 2020 | shares	197,692,321		197,692,321
Number of shares outstanding
Share options exercised in share-based payment arrangement (in shares) | shares	339,000		339,000
Shares issued under ATM program (in shares) | shares			5,499,658
Shares issued in connection with Euronav share acquisition (in shares) | shares			0
Outstanding shares, end of period (in shares) at Dec. 31, 2021 | shares	203,530,979		203,530,979
Balance at the beginning of the year at Dec. 31, 2020	$ 1,604,865		$ 197,692		$ 402,021		$ 1,004,094	$ 200	$ 1,330	$ (472)
Share capital
Shares issued on exercise of options			339		1,593
Shares issued under ATM program			5,500	$ 0	45,015	$ 0
Balance at the end of the year at Dec. 31, 2021	1,642,041	$ 1,642,513	$ 203,531		448,291		1,004,094	228	(13,631)	(472)
Additional paid in capital
Stock compensation expense					(338)
Accumulated other reserves
Other comprehensive income (loss)	28							28
Retained earnings (deficit)
Profit (loss) for the period	$ (14,961)								(14,961)
Cash dividends									0
Share options exercised in share-based payment arrangement (in shares) | shares			0
Shares issued under ATM program (in shares) | shares			0
Shares issued in connection with Euronav share acquisition (in shares) | shares			19,091,910
Outstanding shares, end of period (in shares) at Dec. 31, 2022 | shares	222,622,889		222,622,889
Share capital
Shares issued on exercise of options			$ 0		0
Shares issued under ATM program			0	$ 19,092	0	$ 156,396
Balance at the end of the year at Dec. 31, 2022	$ 2,259,899	$ 2,260,371	$ 222,623		604,687		$ 1,004,094	454	428,513	$ (472)
Additional paid in capital
Stock compensation expense					$ 0
Accumulated other reserves
Other comprehensive income (loss)	226							$ 226
Retained earnings (deficit)
Profit (loss) for the period	$ 475,537								475,537
Cash dividends									$ (33,393)